Fair Value of Financial Instruments	3 Months Ended
Jun. 30, 2024
Revelyst Business
Entity Information [Line Items]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
We measure and disclose our financial assets and liabilities at fair value on a recurring and nonrecurring basis. Fair value is defined as the price that would be received to sell an asset or the price paid to transfer a liability (the exit price) in the principal and most advantageous market for the asset or liability in an orderly transaction between market participants. Assets and liabilities carried at fair value are classified using the three-tier hierarchy. See Note 2, Significant Accounting Policies, for additional information.
The following section describes the valuation methodologies we use to measure our financial instruments at fair value on a recurring basis:
Derivative Financial Instruments
Hedging instruments (See Note 5, Derivative Financial Instruments) are re-measured on a recurring basis using daily market foreign currency rates and are therefore categorized within Level 2 of the fair value hierarchy.
Contingent Consideration
In connection with some of our acquisitions, we recorded contingent consideration liabilities that can be earned by the sellers upon achievement of certain milestones. The liabilities are measured on a recurring basis and recorded at fair value, using a discounted cash flow analysis or a Monte Carlo simulation analysis in a risk-neutral framework with assumptions for volatility, market price of risk adjustment, risk-free rate and cost of debt, utilizing revenue projections for the respective earn-out period, corresponding targets and approximate timing of payments as outlined in the purchase agreements. The inputs used to calculate the fair value of the contingent consideration liabilities are considered to be Level 3 inputs due to the lack of relevant market activity and significant management judgment. Changes in the fair value of the contingent consideration obligation result from changes in discount periods and rates, and changes in probability assumptions with respect to the likelihood of achieving the performance targets. The fair value adjustments are recorded in selling, general, and administrative in the combined statements of comprehensive income (loss). The estimated fair values of contingent consideration payable related to our acquisitions of QuietKat, Stone Glacier and Fox Racing as of March 31, 2024 are $750, $2,806, and $0, respectively. See Note 7, Acquisitions, for additional information.
Following is a summary of our contingent consideration liability Level 3 activity during fiscal year 2024:

Balance, March 31, 2023	$20,274
Increase in fair value	5,855
Payments made	(22,573)
Balance, March 31, 2024	$3,556
Contingent consideration liabilities are reported under the following captions in the combined balance sheets:

	March 31,
	2024	2023
Other current liabilities	$750	$8,586
Other long-term liabilities	2,806	11,688
Total	$3,556	$20,274
Disclosures about the Fair Value of Financial Instruments
The carrying amount of our receivables, inventory, accounts payable and accrued liabilities as of March 31, 2024 and March 31, 2023 approximates fair value because of the short maturity of these instruments. The carrying values of cash and cash equivalents as of March 31, 2024 and March 31, 2023 are categorized within Level 1 of the fair value hierarchy.
During the third fiscal quarter of 2024, we recognized impairment losses related to our goodwill and indefinite-lived intangible assets. The fair value of these assets are categorized within Level 3 of the fair value hierarchy. See Note 2, Significant Accounting Policies, and Note 11, Goodwill and Intangible Assets, for discussion and details of the impairment losses recorded in the third fiscal quarter of 2024.
We periodically evaluate the recoverability of the carrying amount of our long-lived assets, including amortizing intangible assets, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be fully recoverable or exceeds its fair value. These assets include long-lived assets that are written down to fair value when they are held for sale or determined to be impaired. See Note 2, Significant Accounting Policies, and Note 11, Goodwill and Intangible Assets, for discussion of an identified trigger event and impairment expense related to certain amortizing intangibles during the third fiscal quarter of 2024. See Note 4. Leases, for discussion of right of use asset (ROU) impairments during the fiscal year. Significant assumptions were used to estimate fair value of long-lived assets, which were categorized within Level 3 of the fair value hierarchy. See Note 13, Restructuring, for discussion of long-lived asset impairments related to our restructuring plan during fiscal 2024.
Fair Value of Financial Instruments
We measure and disclose our financial assets and liabilities at fair value on a recurring and nonrecurring basis. Fair value is defined as the price that would be received to sell an asset or the price paid to transfer a liability (the exit price) in the principal and most advantageous market for the asset or liability in an orderly transaction between market participants. Assets and liabilities carried at fair value are classified using the three-tier hierarchy.
Derivative Financial Instruments
Hedging instruments (See Note 4, Derivative Financial Instruments) are re-measured on a recurring basis using daily market foreign currency rates and are therefore categorized within Level 2 of the fair value hierarchy.
Contingent Consideration
In connection with some of our acquisitions, we recorded contingent consideration liabilities that can be earned by the sellers upon achievement of certain milestones. The liabilities are measured on a recurring basis and recorded at fair value, using a discounted cash flow analysis or a Monte Carlo simulation analysis in a risk-neutral framework with assumptions for volatility, market price of risk adjustment, risk-free rate and cost of debt, utilizing revenue projections for the respective earn-out period, corresponding targets and approximate timing of payments as outlined in the purchase agreements. The inputs used to calculate the fair value of the contingent consideration liabilities are considered to be Level 3 inputs due to the lack of relevant market activity and significant management judgment. Changes in the fair value of the contingent consideration obligation result from changes in discount periods and rates, and changes in probability assumptions with respect to the likelihood of achieving the performance targets. The fair value adjustments are recorded in selling, general, and administrative in the condensed combined statements of comprehensive loss. The estimated fair values of contingent consideration payable related to our acquisition of Stone Glacier as of June 30, 2024 is $2,806.
Following is a summary of our contingent consideration liability Level 3 activity during the three months ended June 30, 2024:

Balance, March 31, 2024	$3,556
Payments made	(750)
Balance, June 30, 2024	$2,806
Contingent consideration liabilities are reported under the following captions in the condensed combined balance sheets:

	June 30, 2024	March 31, 2024
Other current liabilities	$2,806	$750
Other long-term liabilities	—	2,806
Total	$2,806	$3,556
Disclosures about the Fair Value of Financial Instruments
The carrying amount of our receivables, inventory, accounts payable and accrued liabilities as of June 30, 2024 and March 31, 2024 approximates fair value because of the short maturity of these instruments. The carrying values of cash and cash equivalents as of June 30, 2024 and March 31, 2024 are categorized within Level 1 of the fair value hierarchy.
Long-lived assets measured on a non-recurring basis
We periodically evaluate the recoverability of the carrying amount of our long-lived assets, including amortizing intangible assets, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be fully recoverable or exceeds its fair value. These assets include long-lived assets that are written down to fair value when they are held for sale or determined to be impaired. See Note 6, Divestitures and Acquisitions, for discussion of impairment recorded during the first fiscal quarter related to a divestiture completed in the second fiscal quarter of 2025. See Note 3. Leases, for discussion of right of use asset (ROU) impairments during the first fiscal quarter of 2025. Significant assumptions were used to estimate fair value of long-lived assets, which were categorized within Level 3 of the fair value hierarchy. See Note 12, Restructuring, for discussion of long-lived asset impairments related to our GEAR Up restructuring plan during the first fiscal quarter of 2025.